Information about Changes in Fair Value of Level 3 Assets (Detail) - Available-for-Sale Debt Securities - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	₨ 148,435.6	₨ 143,894.7
Total gains or losses (realized/unrealized) — Included in net income	614.5	0.0
Total gains or losses (realized/unrealized) — Included in other comprehensive income	1,531.8	(2,776.3)
Purchases/additions	113,003.2	110,969.4
Sales	(619.8)	0.0
Issuances	0.0	0.0
Settlements	(101,447.7)	(103,652.2)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(652.6)	0.0
Foreign currency translation adjustment	0.0	0.0
Ending Balance	160,865.0	148,435.6
Total amount of gains/ (losses) included in net income attributable to change in unrealized gains/ (losses) relating to assets still held at reporting date	650.2	0.0
Change in unrealized gains/ (losses) for the period included in other comprehensive income for assets held at the end of the reporting period	₨ 1,196.9	₨ (1,867.6)